Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents.
Cash at banks	€ 59,775	€ 94,775
Deposits	59,150
Total cash and cash equivalents	€ 118,925	€ 94,775	€ 187,524	€ 75,838